Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Information
Property, plant and equipment

12.Property, plant and equipment

						Impairment	Effects of	Balance at
	Balance at				Acquisition through	expenses/	movements in	31 December
Cost	1 January 2025	Additions	Disposals	Transfers	business combinations	(reversals)	exchange rates	2025
Network infrastructure (All operational)	359,720,059	12,528,460	(6,286,970)	22,761,683	—	—	763,971	389,487,203
Land and buildings	27,408,142	1,497,578	—	2,908,443	117,743	—	(39,158)	31,892,748
Equipment, fixtures and fittings	23,650,648	1,765,385	(352,705)	416,503	—	—	(170,631)	25,309,200
Motor vehicles	333,371	24,710	(45,468)	—	—	—	2,391	315,004
Leasehold improvements	7,276,404	222,030	(399)	—	—	—	(135)	7,497,900
Electricity production power plant	646,880	5	—	—	—	—	(7)	646,878
Construction in progress	6,566,301	27,860,339	(44,393)	(26,096,298)	—	—	111,499	8,397,448
Total	425,601,805	43,898,507	(6,729,935)	(9,669)	117,743	—	667,930	463,546,381

Accumulated depreciation
Network infrastructure (All operational)	251,391,425	22,473,565	(5,708,996)	—	—	19,883	(353,680)	267,822,197
Land and buildings	6,253,598	1,359,307	—	—	—	—	589,033	8,201,938
Equipment, fixtures and fittings	23,611,162	453,527	(228,484)	—	—	—	(1,184,173)	22,652,032
Motor vehicles	285,400	28,449	(43,344)	—	—	—	2,362	272,867
Leasehold improvements	7,003,057	103,004	—	—	—	—	(996)	7,105,065
Electricity production power plant	110,090	32,467	—	—	—	—	(1)	142,556
Total	288,654,732	24,450,319	(5,980,824)	—	—	19,883	(947,455)	306,196,655

Net book value	136,947,073	19,448,188	(749,111)	(9,669)	117,743	(19,883)	1,615,385	157,349,726

Depreciation expenses for the years ended 31 December 2025 and 2024 amounting to TL 24,470,202 and TL 26,472,779 respectively include impairment losses and are recognized in cost of revenue. Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments. Expenses from impairment losses on property, plant and equipment for the year ended 31 December 2025 is TL 19,883 and is recognized under depreciation expenses (31 December 2024 TL 21,746).

12. Property, plant and equipment (continued)

						Impairment	Effects of	Balance at
	Balance at				Acquisition through	expenses/	movements in	31 December
Cost	1 January 2024	Additions	Disposals	Transfers	business combinations	(reversals)	exchange rates	2024
Network infrastructure (All operational)	343,624,131	8,719,926	(9,068,282)	18,607,189	—	—	(2,162,905)	359,720,059
Land and buildings	21,668,997	2,062,588	(42,422)	4,020,150	—	—	(301,171)	27,408,142
Equipment, fixtures and fittings	22,620,816	2,279,693	(929,277)	535,991	—	—	(856,575)	23,650,648
Motor vehicles	356,146	20,458	(33,042)	—	—	—	(10,191)	333,371
Leasehold improvements	7,151,466	97,712	(1,458)	28,939	—	—	(255)	7,276,404
Electricity production power plant	640,905	5,950	—	—	—	—	25	646,880
Construction in progress	4,608,095	25,245,520	(109,053)	(23,145,291)	—	—	(32,970)	6,566,301
Total	400,670,556	38,431,847	(10,183,534)	46,978	—	—	(3,364,042)	425,601,805

Accumulated depreciation
Network infrastructure (All operational)	239,587,974	22,389,588	(7,379,818)	—	—	21,743	(3,228,062)	251,391,425
Land and buildings	5,402,950	1,014,897	—	—	—	—	(164,249)	6,253,598
Equipment, fixtures and fittings	22,934,869	2,398,780	(200,564)	—	—	3	(1,521,926)	23,611,162
Motor vehicles	336,495	34,409	(29,028)	—	—	—	(56,476)	285,400
Leasehold improvements	6,420,948	580,216	(27)	—	—	—	1,920	7,003,057
Electricity production power plant	31,196	33,143	—	—	—	—	45,751	110,090
Total	274,714,432	26,451,033	(7,609,437)	—	—	21,746	(4,923,042)	288,654,732

Net book value	125,956,124	11,980,814	(2,574,097)	46,978	—	(21,746)	1,559,000	136,947,073